Note 8 - Income Taxes - 10K (Details) - Income Tax Reconciliation	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Reconciliation [Abstract]
Statutory tax/(benefit) rate	(35.00%)	(35.00%)
State income taxes, net of federal benefits	(4.00%)	(4.00%)
Change in deferred tax asset valuation allowance	6.00%	39.00%
	(33.00%)